Cover	Apr. 16, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40129
Entity Registrant Name	ILEARNINGENGINES, INC.
Entity Central Index Key	0001835972
Entity Tax Identification Number	85-3961600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6701 Democracy Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	650
Local Phone Number	248-9874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Arrowroot Acquisition Corp.
Common Stock, $0.0001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AILE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AILEW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4553 Glencoe Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292